-------------
                                  JULY 31, 2000
                                  -------------

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                                  THE OVB FUNDS

                          PORTFOLIOS OF THE ARBOR FUND

                                ----------------
                                2000 SEMI-ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS
                                   (UNAUDITED)
                                ----------------

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[GRAPHIC OMITTED]


TABLE OF CONTENTS
-----------------------------------------------------
Statement of Net Assets...........................  1
Statements of Operations.......................... 14
Statements of Changes in Net Assets............... 16
Financial Highlights.............................. 20
Notes to Financial Statements..................... 24

---------------------------
THE OVB FUNDS:
[BULLET]  NOT FDIC INSURED
[BULLET]  NO BANK GUARANTEE
[BULLET]  MAY LOSE VALUE
---------------------------

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
-----------------------
STATEMENT OF NET ASSETS
-----------------------
                                                                  [LOGO OMITTED]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME OBLIGATIONS PORTFOLIO

--------------------------------------------------------------------------------
[PIE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PIE CHART ARE AS FOLLOWS:
Commercial Paper                                61.1%
Repurchase Agreements                            9.2%
Certificates of Deposit                          8.1%
Corporate Obligations                           14.9%
U.S. Government Agency Obligation                2.7%
Insurance Funding Agreements                     4.0%

% of Total Portfolio Investments
--------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
DESCRIPTION                                                  (000)        (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 61.1%
   Chemicals -- 4.0%
   E.I Dupont de Nemours
     6.550%, 08/21/00                                      $ 3,000       $ 2,989
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                         2,989
--------------------------------------------------------------------------------
   Financial Services -- 19.5%
   Enterprise Funding
     6.520%, 08/04/00                                        2,500         2,499
   General Electric Capital
     6.580%, 09/07/00                                        2,500         2,483
   GMAC
     6.550%, 08/14/00                                        1,450         1,447
   Goldman Sachs
     6.610%, 08/09/00                                        1,000           998
   Halifax
     6.580%, 09/06/00                                        1,180         1,172
   KFW International Finance
     6.480%, 08/15/00                                        2,000         1,995
   Prudential Funding
     6.510%, 09/18/00                                        2,000         1,983
   Variable Funding Capital (A)
     6.550%, 08/07/00                                        2,000         1,998
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               14,575
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
DESCRIPTION                                                  (000)        (000)
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 3.5%
   Coca-Cola
     6.470%, 08/03/00                                      $ 1,010       $ 1,010
   Kellogg
     6.550%, 08/04/00                                        1,600         1,599
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          2,609
--------------------------------------------------------------------------------
   Household Products -- 2.1%
   Fortune Brands
     6.480%, 08/23/00                                        1,550         1,544
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                                1,544
--------------------------------------------------------------------------------
   Leasing & Renting -- 3.0%
   International Lease Finance
     6.470%, 08/21/00                                        2,280         2,272
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                 2,272
--------------------------------------------------------------------------------
   Printing & Publishing -- 2.9%
   New York Times
     6.550%, 08/08/00                                        1,200         1,198
     6.620%, 08/09/00                                        1,000           999
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                             2,197
--------------------------------------------------------------------------------
   Retail -- 2.7%
   Wal-Mart
     6.480%, 08/29/00                                        2,000         1,990
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                            1,990
--------------------------------------------------------------------------------
   Special Purpose Entity -- 16.7%
   Aesop Funding
     6.660%, 08/16/00                                        2,000         1,994
   Apreco
     6.600%, 08/15/00                                        3,000         2,992
   Delaware Funding
     6.520%, 08/18/00                                        2,500         2,492
   Falcon Asset
     6.520%, 08/10/00                                        2,500         2,496
   Park Avenue Receivable
     6.510%, 08/25/00                                        2,500         2,489
--------------------------------------------------------------------------------
   TOTAL SPECIAL PURPOSE ENTITY                                           12,463
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 2.7%
   Bell Atlantic
     6.480%, 08/29/00                                        2,000         1,990
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    1,990
--------------------------------------------------------------------------------
   Wholesale -- 4.0%
   Sysco
     6.580%, 09/22/00                                        3,000         2,971
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                                                         2,971
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $45,600)                                  45,600
--------------------------------------------------------------------------------

                                                                   (CONTINUED) 1

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

PRIME OBLIGATIONS PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)       (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 2.7%
   FNMA, MTN
     6.520%, 03/16/01                                        $ 2,000    $ 1,999
-------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
     (COST $1,999)                                                        1,999
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 14.9%
   Banks -- 2.7%
   Key Bank
     6.500%, 01/29/01                                          1,000      1,000
   Key Bank (B)
     6.893%, 08/31/00                                          1,000      1,000
-------------------------------------------------------------------------------
   TOTAL BANKS                                                            2,000
-------------------------------------------------------------------------------
   Communication Services -- 2.7%
   SBC Communications (A) (B)
     6.684%, 08/15/00                                          2,000      2,000
-------------------------------------------------------------------------------
   TOTAL COMMUNICATION SERVICES                                           2,000
-------------------------------------------------------------------------------
   Financial Services -- 7.4%
   Ford Motor Credit, MTN (B)
     6.729%, 08/18/00                                          2,000      2,000
   GMAC, MTN
     6.375%, 09/19/00                                            560        560
   Monumental Life Insurance (B)
     6.480%, 08/01/00                                          1,500      1,500
   SMM Trust (A) (B)
     6.649%, 08/14/00                                          1,500      1,500
-------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               5,560
-------------------------------------------------------------------------------
   Technology -- 2.1%
   IBM, MTN
     5.950%, 08/17/00                                          1,600      1,600
-------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                                                       1,600
-------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS (COST $11,160)                            11,160
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 8.0%
   Deutsche Bank
     6.550%, 01/22/01                                          1,000      1,000
   First Union
     6.740%, 02/15/01                                          1,000      1,000
   First USA Bank
     6.050%, 09/18/00                                          1,000      1,000
   Harris Bankcorp
     6.560%, 09/06/00                                          2,000      2,000
   Svenska Handels
     6.750%, 03/16/01                                          1,000      1,000
-------------------------------------------------------------------------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $6,000)                            6,000
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                           FACE AMOUNT    VALUE
DESCRIPTION                                                   (000)       (000)
--------------------------------------------------------------------------------
   INSURANCE FUNDING AGREEMENTS -- 4.0%
   Metropolitan Life (B)
     6.471%, 08/01/00                                        $ 1,000    $ 1,000
   Travelers Insurance (B)
     6.923%, 08/31/00                                          2,000      2,000
-------------------------------------------------------------------------------
   TOTAL INSURANCE FUNDING AGREEMENTS (COST $3,000)                       3,000
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.2%
   Lehman Brothers
     6.540%, dated 07/31/00,
     matures 08/01/00 repurchase price
     $506,091 (collateralized by U.S. Treasury
     STRIPS: total market value $526,120)                        506        506
   UBS Warburg
     6.630%, dated 07/31/00,
     matures 08/01/00 repurchase price
     $6,401,179 (collateralized by FNMA:
     total market value $6,532,153)                            6,400      6,400
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $6,906)                              6,906
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.9% (COST $74,665)                             74,665
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%
   Other Assets and Liabilities, Net                                         97
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   61,984,995 outstanding shares of beneficial interest                  61,985
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   12,775,162 outstanding shares of beneficial interest                  12,774
Accumulated undistributed net investment income                              25
Accumulated net realized loss on investments                                 (2)
--------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                           $74,762
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                             $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                                             $1.00
--------------------------------------------------------------------------------
(A) Private Placement Security
(B) Floating rate instrument. Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2000. The date shown is the next scheduled reset date.
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
STRIPS -- Separate Trading of Registered Interest and Principal of Securities

    The accompanying notes are an integral part of the financial statements.

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                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO

--------------------------------------------------------------------------------

[PIE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PIE CHART ARE AS FOLLOWS:
Municipal Bonds              99.2%
Cash Equivalent               0.8%

% of Total Portfolio Investments
--------------------------------------------------------------------------------
                                                            FACE AMOUNT   VALUE
DESCRIPTION                                                    (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.1%
   West Virginia -- 98.1%
   Beckley, Industrial Development Authority,
     Beckley Water Project, RB, AMT
     7.000%, 10/01/17                                          $1,000     $1,045
   Beckley, Nursing Facility, Health Care
     Project, Series A, RB
     6.000%, 09/01/12                                             310        306
   Beckley, Sewage System Refunding Bond,
     Series A, RB
     6.750%, 10/01/25                                             400        409
   Berkeley County, Board of Education,
     GO, BIG, ETM
     7.375%, 04/01/03                                             425        455
   Cabell County, Board of Education,
     GO, MBIA, ETM
     6.600%, 05/01/04                                           1,000      1,069
   Cabell, Putnam & Wayne Counties,
     Single-Family Mortgage, RB, FGIC, ETM
     7.375%, 04/01/10                                             240        267
     7.375%, 04/01/11                                             440        522


--------------------------------------------------------------------------------
                                                            FACE AMOUNT   VALUE
DESCRIPTION                                                    (000)      (000)
--------------------------------------------------------------------------------
   Charles Town, Waterworks & Sewer
     System, RB, FSA
     5.250%, 10/01/18                                          $  500     $  482
   Charleston, Building Commission,
     Capital Appreciation, Series C, RB (A)
     12.008%, 12/01/18                                          1,370        425
   Charleston, Building Commission,
     Improvement Project, RB
     6.500%, 12/01/19                                             330        319
   Charleston, Building Community Parking
     Facility, Capital Appreciation, Series A, RB
     7.000%, 06/01/16                                             580        591
   Charleston, Building Community Parking Facility,
     Capital Appreciation, Subseries C, RB
     6.000%, 12/01/10                                             290        299
   Charleston, Building Community Parking Facility,
     Capital Appreciation, Subseries C, RB (A)
     5.700%, 12/01/15                                             385        153
     6.080%, 12/01/26                                           1,000        182
   Charleston, Civic Center, Improvement
     Project, RB
     6.249%, 12/01/15                                             410        409
     5.100%, 09/01/23                                             250        216
   Charleston, Urban Renewal Authority,
     RB, FSA
     5.250%, 12/15/18                                           1,000        965
   Clarksburg, Water Refunding &
     Improvements, RB
     6.100%, 09/01/04                                             450        471
     6.200%, 09/01/05                                             500        524
     6.250%, 09/01/19                                             430        439
   Fairmont, Waterworks, Series 1999,
     RB, AMBAC
     5.250%, 07/01/22                                           1,500      1,401
   Fairmont, Waterworks, Series 1999,
     RB, MBIA
     5.375%, 07/01/13                                             680        682
   Harrison County, Board of Education,
     GO, FGIC, ETM
     6.200%, 05/01/04                                             850        897
     6.400%, 05/01/07                                             175        192
   Harrison County, Building Commission,
     Health Care-Maplewood Retirement,
     RB, AMBAC
     5.150%, 04/01/18                                           1,000        944

                                                                  (CONTINUED)
                                                                               3

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                            FACE AMOUNT   VALUE
DESCRIPTION                                                    (000)      (000)
--------------------------------------------------------------------------------
   Harrison County, Solid Waste Disposal,
     Monongahela Power Company,
     Series A, RB, MBIA, AMT
     6.875%, 04/15/22                                         $2,150      $2,249
   Harrison County, Solid Waste Disposal,
     Potomac Edison Project, Series B,
     RB, AMBAC, AMT
     6.250%, 05/01/23                                            400         407
   Harrison County, Solid Waste Disposal,
     West Penn Power Harrison Project,
     Series B, RB, AMT
     6.300%, 05/01/23                                            500         506
   Harrison County, Solid Waste Disposal,
     West Penn Power Project, RB, AMBAC
     6.300%, 05/01/23                                            860         877
   Harrison County, Solid Waste Disposal,
     West Penn Power Project, RB, MBIA, AMT
     6.300%, 05/01/23                                            200         204
   Harrison County, Special Obligation Bonds,
     Series A, ETM
     6.250%, 05/15/10                                            100         109
   Huntington County, Sewer System Refunding,
     RB, FSA
     5.375%, 11/01/23                                          1,000         959
   Jefferson County, Public Service, District
     Sewer Project, Series A, RB
     5.125%, 10/01/18                                            215         201
   Kanawha County, Residential Mortgage,
     RB, FGIC, ETM
     7.375%, 09/01/11                                            285         338
   Kanawha County, Single-Family Mortgage,
     RB, FGIC, ETM
     7.300%, 12/01/04                                            805         856
     7.400%, 12/01/10                                            185         215
   Logan County, Health Care Center Project,
     RB, ETM
     8.000%, 12/01/16                                            690         845
   Marshall County, Pollution Control, Kammer
     Plant Project, Series B, RB, MBIA
     5.450%, 07/01/14                                            900         906
   Marshall County, Pollution Control, Ohio Power
     Project, Series C, RB, MBIA
     6.850%, 06/01/22                                          1,000       1,050
   Mason County, Pollution Control, Ohio Power
     Project, Series B, RB, AMBAC
     5.450%, 12/01/16                                            720         720


--------------------------------------------------------------------------------
                                                            FACE AMOUNT   VALUE
DESCRIPTION                                                    (000)      (000)
--------------------------------------------------------------------------------
   Monongalia County, Board of Education,
     Series A, GO, MBIA
     7.000%, 04/01/03                                         $1,000      $1,061
   Monongalia County, Community Building,
     Series A, RB
     5.750%, 11/15/14                                            175         154
     6.000%, 11/15/27                                            300         257
   Monongalia County, Single-Family
     Mortgage, RB, ETM
     7.200%, 03/01/11                                          1,280       1,434
   Morgantown, Building Commission,
     Municipal Lease, RB, MBIA
     5.750%, 01/01/19                                            250         252
   Ohio County, Board of Education, GO, MBIA
     5.000%, 06/01/13                                            800         780
   Ohio County, Board of Education,
     GO, MBIA, ETM
     5.250%, 06/01/16                                            570         563
     5.250%, 06/01/17                                            430         421
   Parkersburg, Waterworks & Sewer
     System Project, RB, FSA
     5.800%, 09/01/19                                          2,660       2,697
   Pea Ridge, Public Service, District
     Sewer Project, RB, AMBAC
     7.000%, 05/01/20                                             10          11
   Pleasants County, Pollution Control,
     Monongahela Power Project, RB, AMBAC
     6.150%, 05/01/15                                          1,100       1,144
   Pleasants County, Pollution Control, Potomac
     Edison Project, Series C, RB, AMBAC
     6.150%, 05/01/15                                            500         520
   Pleasants County, Pollution Control,
     West Penn Power, RB, AMBAC
     6.150%, 05/01/15                                            500         520
   South Charleston, Herbert J. Thomas Memorial
     Hospital Project, Series A, RB, MBIA
     5.500%, 10/01/09                                            520         523
   Webster County, Multi-Family Housing,
     Circlebrook Project, Series A, RB, FHA
     6.500%, 04/01/18                                          1,010       1,044
   West Virginia State College, RB, AMBAC
     6.000%, 04/01/06                                            225         235
     6.000%, 04/01/07                                            425         444
     6.000%, 04/01/12                                            890         930
   West Virginia State, Board of Directors,
     State College, Series A, RB, AMBAC
     5.125%, 04/01/27                                            300         275

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                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                            FACE AMOUNT   VALUE
DESCRIPTION                                                    (000)      (000)
--------------------------------------------------------------------------------
   West Virginia State, Board of Regents,
     RB, MBIA
     5.900%, 04/01/04                                          $  235     $  241
   West Virginia State, Board of Regents,
     RB, MBIA, ETM
     6.000%, 04/01/04                                             140        143
   West Virginia State, Building Commission,
     Series A, RB, AMBAC
     5.375%, 07/01/18                                           2,000      1,977
     5.375%, 07/01/21                                           1,000        965
   West Virginia State, Building Commission,
     Series A, RB, MBIA
     5.250%, 07/01/09                                           1,500      1,521
   West Virginia State, Building Commission,
     Series B, RB, AMBAC
     5.000%, 07/01/21                                           1,595      1,443
   West Virginia State, Economic Development
     Authority Commission, Stonewall Jackson
     State Park Project, Series B, RB
     7.700%, 04/01/26                                           1,000        970
   West Virginia State, Economic Development
     & Tourism Authority, RB, FGIC
     5.800%, 05/15/13                                             140        144
   West Virginia State, Economic Development
     & Tourism Authority, RB, FGIC (A)
     5.782%, 05/15/07                                             500        356
   West Virginia State, Economic Development
     & Tourism Authority, RB, FGIC, ETM (A)
     4.706%, 07/01/03                                             250        217
   West Virginia State, Highway Improvements,
     GO, FGIC
     5.000%, 06/01/17                                           1,500      1,395
   West Virginia State, Hospital Finance Authority,
     Linked Bears and Bulls, RB, MBIA
     6.100%, 01/01/18                                           1,300      1,328
   West Virginia State, Hospital Finance Authority
     RB, AMBAC
     5.000%, 06/01/22                                             500        447
   West Virginia State, Hospital Finance Authority,
     University Medical Center Project, RB, MBIA
     5.900%, 01/01/06                                             680        699
   West Virginia State, Housing Development Fund,
     HUD Section 236, RB
     6.000%, 12/15/09                                             600        601
   West Virginia State, Housing Development Fund,
     Series A, RB
     4.550%, 05/01/01                                             100        100
     6.700%, 11/01/09                                             285        295
     5.450%, 11/01/21                                              85         83


--------------------------------------------------------------------------------
                                                            FACE AMOUNT   VALUE
DESCRIPTION                                                    (000)      (000)
--------------------------------------------------------------------------------
   West Virginia State, Housing Development
     Fund, Series E, RB
     6.250%, 11/01/12                                          $1,000     $1,026
     6.350%, 05/01/24                                           1,035      1,056
   West Virginia State, School Building Authority,
     Capital Improvements, Series B, RB, MBIA
     5.750%, 07/01/15                                           1,000      1,006
   West Virginia State, School Building Authority,
     Series B, RB, FSA
     5.125%, 07/01/13                                             100         99
   West Virginia State, Series A, GO, FGIC
     5.000%, 11/01/21                                           1,500      1,357
     5.750%, 11/01/21                                           2,340      2,358
     5.200%, 11/01/26                                           4,000      3,665
     5.250%, 11/01/26                                           3,820      3,553
   West Virginia State, Series D, GO, FGIC
     5.000%, 11/01/21                                           2,500      2,281
     5.250%, 11/01/23                                             200        188
     6.500%, 11/01/26                                           1,000      1,089
   West Virginia State, State Road, GO
     5.250%, 06/01/15                                           1,000        985
   West Virginia State University, Dormitory
     Project, Series B, RB, AMBAC
     5.000%, 05/01/22                                             400        366
   West Virginia State University, Marshall
     Library Project, RB, AMBAC
     5.750%, 04/01/16                                           1,000      1,011
   West Virginia State University, RB, AMBAC
     6.000%, 04/01/07                                             400        417
     6.000%, 04/01/12                                             700        731
   West Virginia State University, University
     Project, Series A, RB, MBIA
     5.250%, 04/01/28                                           1,000        932
   West Virginia State, Water Development Authority,
     Loan Program, Series A, RB, FSA
     7.000%, 11/01/25                                             190        199
   West Virginia State, Water Development Authority,
     Loan Program, Series A-I, RB, FSA
     5.800%, 11/01/12                                             425        426
     5.250%, 11/01/21                                             795        739
   West Virginia State, Water Development Authority,
     Loan Program II, Series A, RB, AMBAC
     5.500%, 11/01/18                                           1,000        999
   West Virginia State, Water Development Authority,
     Loan Program II, Series A, RB, FSA
     7.000%, 11/01/11                                             800        836
     5.375%, 11/01/25                                             785        749

                                                                  (CONTINUED)
                                                                               5

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                            SHARES/FACE   VALUE
DESCRIPTION                                                 AMOUNT (000)  (000)
--------------------------------------------------------------------------------
   West Virginia State, Water Development Authority,
     Loan Program II, Series A-II, RB, FSA
     5.500%, 11/01/23                                         $   625   $   609
     5.750%, 11/01/29                                             150       149
   West Virginia State, Water Development Authority,
     Loan Program II, Series B, RB, FSA
     5.375%, 11/01/25                                             955       911
     5.250%, 11/01/35                                           1,660     1,511
   West Virginia State, Water Development Authority,
     Loan Program III, Series A, RB, AMBAC, AMT
     6.000%, 07/01/15                                             500       518
   West Virginia State, Water Development Authority,
     Sewer System Loan Program, RB, ETM
     7.100%, 11/01/09                                           1,190     1,309
   Wheeling, Waterworks & Sewage System,
     Series B, RB, FGIC, Pre-refunded @ 100 (B)
     6.450%, 06/01/02                                           1,000     1,035
     6.650%, 06/01/02                                             900       935
   Wyoming County, Board of Education, GO
     5.000%, 05/01/15                                             350       339
-------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                   83,680
-------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS (COST $83,986)                                  83,680
-------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.8%
   SEI Tax Exempt Trust, Tax Free Fund                        713,485       713
-------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $713)                                        713
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 98.9% (COST $84,699)                             84,393
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%
   Other Assets and Liabilities, Net                                        917
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                                          VALUE
                                                                          (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   7,969,726 outstanding shares of beneficial interest                  $76,266
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   956,440 outstanding shares of beneficial interest                      9,665
Distributions in excess of net investment income                           (351)
Accumulated net realized gain on investments                                 36
Net unrealized depreciation on investments                                 (306)

-------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                           $85,310
-------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                             $9.56

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                                             $9.55

--------------------------------------------------------------------------------
(A) Zero coupon security. The rate shown is the effective yield at time of purchase.
(B) Pre-refunded security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax
BIG -- Bond Investors Guaranty Insurance Company
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Corporation
FHA -- Federal Housing Authority
FSA -- Financial Security Assurance
GO -- General Obligation
HUD -- Housing and Urban Development
MBIA -- Municipal Bond Investors Association
RB -- Revenue Bond

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------

[PIE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PIE CHART ARE AS FOLLOWS:
U.S Government Agency Obligations               54.5%
U.S. Treasury Obligations                       24.7%
Taxable Municipal Bonds                         11.4%
Corporate Obligations                            4.9%
Repurchase Agreement                             1.4%
Preferred Stocks                                 3.1%

% of Total Portfolio Investments
--------------------------------------------------------------------------------
                                                            FACE AMOUNT   VALUE
DESCRIPTION                                                    (000)      (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 24.5%
   U.S. Treasury Bonds
     7.500%, 11/15/24                                        $   500     $   589
     7.250%, 05/15/16                                          1,000       1,112
     6.125%, 11/15/27                                            500         507
     6.000%, 02/15/26                                          1,000         993
   U.S. Treasury Notes
     8.750%, 11/15/08                                            300         319
     8.375%, 08/15/08                                            550         577
     8.000%, 05/15/01                                            631         638
     7.875%, 11/15/04                                            500         530
     7.625%, 02/15/07                                          1,000       1,016
     6.250%, 01/31/02                                            500         499
     5.625%, 05/15/08                                            500         484
   U.S. Treasury STRIPS (A)
     6.990%, 05/15/11                                          1,000         516
     6.900%, 11/15/20                                          1,400         415
     6.610%, 05/15/14                                          2,000         861
     6.475%, 02/15/07                                          1,000         670
     3.063%, 02/15/21                                          3,000         875
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $10,675)                         10,601
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            FACE AMOUNT   VALUE
DESCRIPTION                                                    (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.9%
  FFCB, MTN
     8.400%, 12/01/05                                        $ 1,500     $ 1,590
     6.900%, 09/08/15                                            600         581
     6.150%, 03/03/03                                          1,000         981
  FHLB
     8.090%, 12/28/04                                            400         416
     7.780%, 10/19/01                                            500         505
     7.000%, 08/15/14                                            500         492
     6.500%, 09/18/13                                            500         452
  FHLB, MTN
     7.030%, 05/06/11                                            500         494
     5.990%, 10/01/03                                            500         486
  FHLMC
     8.060%, 03/24/10                                            500         493
     7.500%, 11/01/09                                            617         616
     6.900%, 04/04/03                                            500         495
     6.875%, 01/15/05                                          1,000         995
     6.500%, 11/01/12                                          1,092       1,055
  Financing Corporation
     8.600%, 09/26/19                                            500         577
  FNMA
     6.250%, 11/15/02                                          1,000         986
  FNMA, MTN
     6.250%, 03/10/03                                            500         490
     6.240%, 01/14/08                                          1,000         938
  FNMA, MTN,
     Callable 10/24/00 @ 100
     6.400%, 10/24/02                                            500         493
  FNMA STRIPS (A)
     4.954%, 07/24/05                                          1,000         719
  HUD, Series 92a Scranton,
     Callable 08/01/02 @ 100
     7.800%, 08/01/10                                            400         403
  HUD, Series 94a Abilene,
     Callable 08/01/03 @ 100
     7.180%, 08/01/13                                            160         158
  HUD, Series 94a Barberton,
     Callable 08/01/03 @ 100
     7.180%, 08/01/13                                            520         513
  HUD, Series 94a Egg Harbor,
     Callable 08/01/03 @ 100
     7.180%, 08/01/13                                            220         217
     6.930%, 08/01/08                                            160         158
  HUD, Series 94a Ocean Shores,
     Callable 08/01/03 @ 100
     6.930%, 08/01/08                                            225         221


                                                                  (CONTINUED)
                                                                               7

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                            FACE AMOUNT   VALUE
DESCRIPTION                                                    (000)      (000)
--------------------------------------------------------------------------------
   HUD, Series 94a Pohatcong Township,
     Callable 08/01/03 @ 100
     6.930%, 08/01/08                                        $   240     $   234
   HUD, Series 94a Providence,
     Callable 08/01/03 @ 100
     6.930%, 08/01/08                                            130         127
   HUD, Series 94a Roanoke,
     Callable 08/01/03 @ 100
     7.180%, 08/01/13                                            100          99
   HUD, Series 94a Tacoma,
     Callable 08/01/03 @ 100
     7.080%, 08/01/11                                            365         359
   HUD, Series 94a-I Montgomery,
     Callable 08/01/03 @ 100
     6.930%, 08/01/08                                             55          54
   HUD, Series 99a,
     Callable 08/01/08 @ 100
     6.330%, 08/01/13                                          1,000         909
   Private Export Funding
     7.950%, 11/01/06                                          1,500       1,538
     7.300%, 01/31/02                                          2,100       2,110
     6.240%, 05/15/02                                            250         247
   SLMA
     7.300%, 08/01/12                                            587         593
   Small Business Administration
    10.625%, 06/25/24                                            927       1,021
   Tennessee Valley Authority (A)
     4.466%, 10/15/09                                          1,000         521
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (COST $23,600)                                                       23,336
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 11.3%
   Clayton, MO, Capital Improvements, RB,
     Series B, AMBAC, Callable 12/01/07 @ 100
     7.000%, 12/01/16                                          1,000         939
   Fairview, MN, Hospital & Health Care
     Services, RB, Series B, MBIA
     7.000%, 11/15/15                                            670         631
   Gardena, CA, Financing Agency, RB,
     Pre-refunded @ 102 (B)
     9.250%, 07/01/03                                            200         216
   Henry County, GA, Water & Sewer Authority,
     RB, Series B, AMBAC
     6.700%, 02/01/11                                            200         188
     6.000%, 02/01/04                                            250         240
     6.000%, 02/01/05                                            220         209


--------------------------------------------------------------------------------
                                                            SHARES/FACE    VALUE
DESCRIPTION                                                 AMOUNT(000)    (000)
--------------------------------------------------------------------------------
   Las Vegas, NV, Fremont Street Project,
     GO, FGIC, Callable 07/01/03 @ 101
     7.200%, 07/01/15                                        $   800     $   769
   Portsmouth, VA, GO,
     Callable 07/15/07@102
     6.630%, 07/15/14                                            500         458
   Richardson, TX, COP, Series A, FGIC,
     Callable 02/15/05 @ 100
     8.000%, 02/15/20                                            500         504
   Saint Paul, MN, GO, Series B,
     Callable 02/01/08 @ 100
     6.450%, 02/01/15                                            500         449
   San Bernardino County, CA, COP,
     Pre-refunded @ 102 (B)
     8.500%, 03/01/04                                            275         292
--------------------------------------------------------------------------------
   TOTAL TAXABLE MUNICIPAL BONDS (COST $5,141)                             4,895
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 4.9%
   American Heavy Lift Title XI
     7.180%, 06/01/17                                            200         202
   BellSouth Telecommunications,
     Callable 05/15/05 @ 103.66
     7.625%, 05/15/35                                            500         464
   General Electric Capital, MTN
     6.020%, 12/15/03                                            500         483
   Salomon Smith Barney
     6.250%, 01/15/05                                          1,000         956
--------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS (COST $2,223)                               2,105
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 3.1%
     Duke Capital Financing                                   20,000         449
     Public Service of Colorado Capital                       20,000         445
     TransCanada PipeLines Ltd.                               20,000         453
--------------------------------------------------------------------------------
   TOTAL PREFERRED STOCKS (COST $1,500)                                    1,347
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
   Morgan Stanley Dean Witter
     6.250%,dated 07/31/00,
     matures 08/01/00 repurchase price
     $585,278 (collateralized by U.S. Treasury
     Note: total market value $596,538)                          585         585
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $585)                                    585
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.1% (COST $43,724)                              42,869
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.9%
   Other Assets and Liabilities, Net                                         390
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
                                                                           VALUE
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   4,410,339 outstanding shares of beneficial interest                   $42,472
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   162,434 outstanding shares of beneficial interest                       1,629
Accumulated net realized gain on investments                                  13
Net unrealized depreciation on investments                                 (855)
--------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                            $43,259
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                              $9.46
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                                              $9.47
--------------------------------------------------------------------------------
(A) Zero coupon security. The rate shown is the effective yield at time of purchase.
(B) Pre-refunded security. The pre-refunded date is shown as the maturity date.

AMBAC -- American Municipal Bond Assurance Corporation
COP -- Certificate of Participation
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FGIC -- Financial Guaranty Insurance Corporation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
HUD -- Housing and Urban Development
GO -- General Obligation
Ltd. -- Limited
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
RB -- Revenue Bond
SLMA -- Student Loan Mortgage Association
STRIPS -- Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------

[PIE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PIE CHART ARE AS FOLLOWS:
Common Stocks                                   90.2%
Registered Investment Companies                  7.2%
Repurchase Agreement                             2.6%

% of Total Portfolio Investments
--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                    SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 89.9%
   Communications Equipment -- 4.4%
     Motorola                                                  52,410    $ 1,733
     Nokia OYJ ADR                                             40,200      1,781
     Nortel Networks                                           30,000      2,231
     Scientific-Atlanta                                        23,000      1,771
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                          7,516
--------------------------------------------------------------------------------
   Computers & Services -- 16.7%
     Alteon Websystems*                                        16,500      2,177
     America Online*                                           29,000      1,546
     Check Point Software Technologies*                        17,200      1,995
     Cisco Systems*                                           138,000      9,030
     EMC-Mass*                                                 52,000      4,427
     Infospace*                                                25,000        844
     Safeguard Scientifics*                                    62,100      1,929
     Sun Microsystems*                                         32,000      3,374
     VeriSign*                                                 22,300      3,539
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                             28,861
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                   SHARES       (000)
--------------------------------------------------------------------------------
   Diversified Manufacturing -- 7.2%
     General Electric                                         150,000    $ 7,716
     Tyco International Ltd.                                   89,400      4,783
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        12,499
--------------------------------------------------------------------------------
   Electrical Utilities -- 1.3%
     AES*                                                      40,800      2,180
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                                              2,180
--------------------------------------------------------------------------------
   Financial Services -- 2.7%
     American Express                                          45,600      2,585
     Citigroup                                                 30,000      2,117
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                4,702
--------------------------------------------------------------------------------
   Household Products -- 1.2%
     Colgate-Palmolive                                         37,000      2,060
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                                2,060
--------------------------------------------------------------------------------
   Insurance -- 5.7%
     American International Group                              57,000      4,998
     Marsh & McLennan                                          39,400      4,807
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                         9,805
--------------------------------------------------------------------------------
   Multi-Media -- 2.5%
     Univision Communications, Cl A*                           18,000      2,237
     Viacom, Cl B*                                             31,000      2,056
--------------------------------------------------------------------------------
   TOTAL MULTI-MEDIA                                                       4,293
--------------------------------------------------------------------------------
   Pharmaceuticals & Medical Devices -- 10.8%
     Amgen*                                                    61,600      4,000
     Biotech Holdings Trust                                    17,700      2,982
     PE Biosystems Group                                       69,000      6,016
     Pfizer                                                    84,600      3,648
     Quest Diagnostics*                                        20,000      2,019
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS & MEDICAL DEVICES                                18,665
--------------------------------------------------------------------------------
   Retail -- 7.0%
     CVS                                                       78,700      3,104
     Home Depot                                                58,350      3,020
     Wal-Mart Stores                                           62,000      3,406
     Walgreen                                                  83,000      2,589
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           12,119
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL APPRECIATION PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                    SHARES      (000)
--------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 18.2%
     Analog Devices*                                           51,400  $  3,437
     Applied Materials*                                        22,300     1,692
     Broadcom, Cl A*                                           30,700     6,884
     Flextronics International Ltd.*                           35,000     2,478
     Intel                                                     54,800     3,658
     International Rectifier*                                  32,000     1,770
     Micron Technology*                                        22,000     1,793
     PMC - Sierra*                                             17,500     3,392
     Texas Instruments                                         56,200     3,298
     Xilinx*                                                   40,000     3,003
-------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                     31,405
-------------------------------------------------------------------------------
   Technology -- 0.9%
     General Motors, Cl H (Hughes Electronics)                 57,000     1,475
-------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                                                       1,475
-------------------------------------------------------------------------------
   Telephones & Telecommunication -- 11.3%
     ADC Telecommunications*                                   41,000     1,719
     Ciena*                                                    14,300     2,032
     Corning                                                   27,800     6,503
     Echostar Communications, Cl A*                            47,000     1,854
     JDS Uniphase*                                             45,800     5,410
     Nextel Communications, Cl A*                              34,000     1,902
-------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                  19,420
-------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $81,122)                                   155,000
-------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES -- 7.1%
   Nasdaq 100 Share Index                                      68,000     6,086
   S&P 400 Mid-Cap Depository Receipt                          69,000     6,210
-------------------------------------------------------------------------------
   TOTAL REGISTERED INVESTMENT COMPANIES (COST $12,895)                  12,296
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             FACE AMOUNT   VALUE
DESCRIPTION                                                     (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.6%
   JP Morgan
     6.580%, dated 07/31/00,
     matures 08/01/00 repurchase price
     $4,485,465 (collateralized by GNMA:
     total market value $4,525,509)                            $4,437  $  4,437
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $4,437)                               4,437
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.6% (COST $98,454)                            171,733
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.4%
   Other Assets and Liabilities, Net                                        727
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   7,240,129 outstanding shares of beneficial interest                   60,415
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   703,215 outstanding shares of beneficial interest                      6,076
Accumulated net investment loss                                            (622)
Accumulated net realized gain on investments                             33,312
Net unrealized appreciation on investments                               73,279
-------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                          $172,460
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                            $21.75
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                                            $21.28
-------------------------------------------------------------------------------
* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class
GNMA -- Government National Mortgage Association
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO

--------------------------------------------------------------------------------

[PIE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PIE CHART ARE AS FOLLOWS:
Common Stocks                                   98.2%
Repurchase Agreement                             1.1%
Convertible Bond                                 0.7%

% of Total Portfolio Investments
--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                  SHARES        (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 95.7%
   Aerospace & Defense -- 2.5%
     General Dynamics                                        20,000      $ 1,129
     Lockheed Martin                                         20,000          562
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                               1,691
--------------------------------------------------------------------------------
   Automotive -- 4.0%
     BF Goodrich                                             35,000        1,249
     Dana                                                    20,000          459
     Ford Motor                                              20,000          931
     Visteon*                                                 2,618           37
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                        2,676
--------------------------------------------------------------------------------
   Chemicals -- 2.2%
     E.I. du Pont de Nemours                                 20,000          906
     Lyondell Chemical                                       40,000          560
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                         1,466
--------------------------------------------------------------------------------
   Computers & Services -- 6.8%
     3Com*                                                   20,000          271
     Electronic Data Systems                                 10,000          430
     International Business Machines                         24,000        2,698
     Palm*                                                   29,680        1,158
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                              4,557
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                  SHARES        (000)
-------------------------------------------------------------------------------
   Containers & Packaging -- 1.1%
     Crown Cork & Seal                                       50,000      $   697
--------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                              697
--------------------------------------------------------------------------------
   Diversified Manufacturing -- 3.1%
     General Electric                                        40,000        2,057
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                         2,057
--------------------------------------------------------------------------------
   Pharmaceuticals & Medical Devices -- 5.3%
     Bristol-Myers Squibb                                    24,000        1,191
     Merck                                                   24,000        1,720
     Mylan Laboratories                                      30,000          637
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS & MEDICAL DEVICES                                 3,548
--------------------------------------------------------------------------------
   Entertainment -- 1.7%
     Walt Disney                                             30,000        1,161
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                     1,161
--------------------------------------------------------------------------------
   Financial Services -- 8.6%
     AG Edwards                                              20,000        1,058
     American Express                                        35,000        1,984
     Chase Manhattan                                         15,000          745
     Compass Bancshares                                      50,000          909
     Donaldson, Lufkin & Jenrette                            20,000        1,031
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                5,727
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 0.6%
     HJ Heinz                                                10,000          399
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            399
--------------------------------------------------------------------------------
   Forestry -- 1.6%
     Rayonier                                                26,500        1,078
--------------------------------------------------------------------------------
   TOTAL FORESTRY                                                          1,078
--------------------------------------------------------------------------------
   Gas/Natural Gas -- 3.5%
     Columbia Energy Group                                   10,000          683
     Williams                                                40,000        1,670
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                   2,353
--------------------------------------------------------------------------------
   Insurance -- 4.3%
     Allstate                                                40,000        1,103
     Jefferson-Pilot                                         28,500        1,739
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                         2,842
--------------------------------------------------------------------------------
   Machinery -- 6.1%
     Lincoln Electric Holdings                               60,000          908
     Parker Hannifin                                         30,000        1,067
     Timken                                                  60,000        1,069
     Worthington Industries                                 100,000        1,056
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                         4,100
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                   SHARES       (000)
-------------------------------------------------------------------------------
   Multi-Media -- 1.1%
     Cablevision Systems, Cl A*                                5,000     $   329
     Comcast, Cl A*                                           11,000         374
--------------------------------------------------------------------------------
   TOTAL MULTI-MEDIA                                                         703
--------------------------------------------------------------------------------
   Petroleum Refining -- 7.9%
     Exxon Mobil                                              33,000       2,640
     Kerr-McGee                                               30,000       1,646
     Texaco                                                   20,000         989
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                                5,275
--------------------------------------------------------------------------------
   Printing & Publishing -- 7.9%
     Knight Ridder                                            25,800       1,345
     McGraw-Hill Companies                                    44,000       2,615
     Tribune                                                  40,000       1,300
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                             5,260
--------------------------------------------------------------------------------
   Real Estate Investment Trust -- 4.9%
     Boykin Lodging                                           89,200       1,277
     Host Marriott                                            60,000         668
     Sovran Self Storage                                      60,000       1,316
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                      3,261
--------------------------------------------------------------------------------
   Telephones & Telecommunication-- 10.9%
     Alltel                                                   10,000         616
     AT&T                                                     40,000       1,238
     COX Communications, Cl A*                                42,000       1,551
     Lucent Technologies                                      20,000         875
     Motorola                                                 30,000         992
     SBC Communications                                       20,000         851
     Verizon Communications*                                  24,640       1,158
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    7,281
--------------------------------------------------------------------------------
   Transportation -- 2.5%
     CNF Transportation                                       30,000         763
     Norfolk Southern                                         50,000         931
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION                                                    1,694
--------------------------------------------------------------------------------
   Utilities -- 9.1%
     Allegheny Energy                                         40,000       1,255
     American States Water                                    40,000       1,205
     American Water Works                                     50,000       1,213
     Montana Power                                            50,000       1,447
     Southern                                                 40,000         977
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                         6,097
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $51,742)                                     63,923
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                  SHARES        (000)
-------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.7%
   Kerr-McGee, CV to 9.4313 Shares,
     Callable 09/01/00 @ 100
     7.500%, 05/15/14                                        $   448     $   442
--------------------------------------------------------------------------------
   TOTAL CONVERTIBLE BOND (COST $448)                                        442
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
   Morgan Stanley Dean Witter
     6.250%, dated 07/31/00,
     matures 08/01/00 repurchase price
     $743,671 (collateralized by U.S. Treasury
     Note: total market value $757,979)                          744         744
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $744)                                    744
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 97.5% (COST $52,934)                              65,109
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 2.5%
   Other Assets and Liabilities, Net                                       1,645
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   4,407,225 outstanding shares of beneficial interest                    46,775
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   397,518 outstanding shares of beneficial interest                       4,627
Accumulated undistributed net investment income                               34
Accumulated net realized gain on investments                               3,143
Net unrealized appreciation on investments                                12,175
--------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                            $66,754
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                             $13.89
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                                             $13.89
--------------------------------------------------------------------------------
* Non-income producing security
Cl -- Class
CV -- Convertible Security

The accompanying notes are an integral part of the financial statements.

------------------------
STATEMENTS OF OPERATIONS
------------------------
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED)

                                                                          (IN THOUSANDS)
                                                           --------------------------------------------
                                                           PRIME OBLIGATIONS   WEST VIRGINIA TAX-EXEMPT
                                                               PORTFOLIO          INCOME PORTFOLIO
                                                           --------------------------------------------
INVESTMENT INCOME:
   Interest income .......................................     $  2,573              $  2,471
   Dividend income .......................................           --                    --
-------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ...............................        2,573                 2,471
-------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator fees ....................................           83                    84
   Investment advisory fees ..............................          104                   189
   Less: investment advisory fees waived .................          (77)                  (51)
   Sub-advisory fees .....................................           31                    --
   Custodian fees ........................................            5                     5
   Professionalfees ......................................           17                    22
   Registration & filing fees ............................            3                     2
   Printing fees .........................................            9                    24
   Trustee fees ..........................................            2                     4
   Pricing fees ..........................................            2                     7
   Distribution fees (1) .................................            9                    11
   Transfer agent fees ...................................           21                    16
   Miscellaneous fees ....................................           --                     1
-------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ........................................          209                   314
-------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS) ........................        2,364                 2,157
-------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments ...............           (1)                   84
   Net change in unrealized appreciation
     (depreciation) on investments .......................           --                 3,190
-------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     on Investments ......................................           (1)                3,274
=======================================================================================================
   Increase (Decrease) in Net Assets Resulting
     from Operations .....................................     $  2,363              $  5,431
=======================================================================================================

(1) Distribution fees are only incurred on Class B shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  (LOGO OMITTED)
                                                                   JULY 31, 2000
--------------------------------------------------------------------------------

                                                                                     (IN THOUSANDS)
                                                           ----------------------------------------------------------------
                                                             GOVERNMENT SECURITIES   CAPITAL APPRECIATION    EQUITY INCOME
                                                                  PORTFOLIO               PORTFOLIO            PORTFOLIO
                                                           ----------------------------------------------------------------
INVESTMENT INCOME:
   Interest income .......................................      $  1,474                $    511              $     59
   Dividend income .......................................            58                     218                   863
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ...............................         1,532                     729                   922
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator fees ....................................            44                     182                    68
   Investment advisory fees ..............................           161                     866                   248
   Less: investment advisory fees waived .................           (64)                   (206)                  (47)
   Sub-advisory fees .....................................            --                      --                    --
   Custodian fees ........................................             2                       5                     3
   Professionalfees ......................................            10                       4                    15
   Registration & filing fees ............................             2                      20                     3
   Printing fees .........................................             5                      13                     7
   Trustee fees ..........................................             2                       7                     2
   Pricing fees ..........................................             1                       1                     2
   Distribution fees (1) .................................             2                      26                     7
   Transfer agent fees ...................................            19                      38                    21
   Miscellaneous fees ....................................            --                       1                     1
---------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ........................................           184                     957                   330
---------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS) ........................         1,348                    (228)                  592
---------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments ...............           (11)                 19,853                 2,941
   Net change in unrealized appreciation
     (depreciation) on investments .......................           972                 (11,244)               (3,934)
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     on Investments ......................................           961                   8,609                  (993)
===========================================================================================================================
   Increase (Decrease) in Net Assets Resulting
     from Operations .....................................      $  2,309                $  8,381              $   (401)
===========================================================================================================================


    The accompanying notes are an integral part of the financial statements.

-----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED) AND THE YEAR ENDED
JANUARY 31, 2000

                                                                      (IN THOUSANDS)
                                                       -------------------------------------------
                                                                    PRIME OBLIGATIONS
                                                                        PORTFOLIO
--------------------------------------------------------------------------------------------------
                                                       2/1/00 TO 7/31/00     2/1/99 TO 1/31/00 /00
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income .............................   $   2,364               $   3,790
   Net realized gain (loss) on investments ...........          (1)                     (1)
   Net change in unrealized appreciation
     (depreciation) on investments ...................          --                      --
--------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................       2,363                   3,789
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A .........................................      (2,161)                 (3,422)
     Class B .........................................        (201)                   (368)
   Realized gains:
     Class A .........................................          --                      --
     Class B .........................................          --                      --
--------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................      (2,362)                 (3,790)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued .....................     164,153                 203,697
     Reinvestment of cash distributions ..............          --                      --
     Cost of shares redeemed .........................    (169,894)               (197,434)
--------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS ........................      (5,741)                  6,263
--------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from shares issued .....................     267,952                 356,943
     Reinvestment of cash distributions ..............          90                     129
     Cost of shares redeemed .........................    (269,073)               (347,403)
--------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS ........................      (1,031)                  9,669
--------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ......................      (6,772)                 15,932
--------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........      (6,771)                 15,931
--------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ...............................      81,533                  65,602
--------------------------------------------------------------------------------------------------
   End of period .....................................   $  74,762               $  81,533
==================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued ...................................     164,153                 203,697
     Shares issued in lieu of cash distributions .....        --                      --
     Shares redeemed .................................    (169,894)               (197,434)
--------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ..................      (5,741)                  6,263
--------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ...................................     267,952                 356,943
     Shares issued in lieu of cash distributions .....          90                     129
     Shares redeemed .................................    (269,073)               (347,403)
--------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ..................      (1,031)                  9,669
--------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS ..........................      (6,772)                 15,932
==================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  (LOGO OMITTED)
                                                                   JULY 31, 2000
--------------------------------------------------------------------------------

                                                                (IN THOUSANDS)                              (IN THOUSANDS)
                                                   ---------------------------------------------------------------------------------
                                                            WEST VIRGINIA TAX-EXEMPT                    GOVERNMENT SECURITIES
                                                                INCOME PORTFOLIO                             PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                    2/1/00 TO 7/31/00    2/1/99 TO 1/31/00    2/1/00 TO 7/31/00    2/1/99 TO 1/31/00
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ..........................    $   2,157             $   4,488           $   1,348          $   2,874
   Net realized gain (loss) on investments ........           84                   260                 (11)                97
   Net change in unrealized appreciation
     (depreciation) on investments ................        3,190                (9,481)                972             (4,621)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................        5,431                (4,733)              2,309             (1,650)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A ......................................       (1,947)               (4,288)             (1,302)            (2,769)
     Class B ......................................         (222)                 (537)                (46)              (109)
   Realized gains:
     Class A ......................................           --                  (428)                 --               (165)
     Class B ......................................           --                   (60)                 --                 (7)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ............................       (2,169)               (5,313)             (1,348)            (3,050)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued ..................        1,549                 4,501               1,846              7,960
     Reinvestment of cash distributions ...........           --                   428                  --                165
     Cost of shares redeemed ......................       (2,991)              (11,580)             (4,365)           (11,909)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS .....................       (1,442)               (6,651)             (2,519)            (3,784)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from shares issued ..................          748                 3,863                  64                348
     Reinvestment of cash distributions ...........           78                   322                  32                 86
     Cost of shares redeemed ......................         (835)               (3,694)               (326)              (580)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS .....................           (9)                  491                (230)              (146)
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...................       (1,451)               (6,160)             (2,749)            (3,930)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ........        1,811               (16,206)             (1,788)            (8,630)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ............................       83,499                99,705              45,047             53,677
------------------------------------------------------------------------------------------------------------------------------------
   End of period ..................................    $  85,310             $  83,499           $  43,259          $  45,047
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued ................................          166                   459                 197                 822
     Shares issued in lieu of cash distributions ..           --                    45                  --                  18
     Shares redeemed ..............................         (318)               (1,171)               (467)             (1,230)
------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ...............         (152)                 (667)               (270)               (390)
------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ................................           80                   388                   7                  36
     Shares issued in lieu of cash distributions ..            8                    33                   3                   9
     Shares redeemed ..............................          (89)                 (388)                (35)                (60)
------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ...............           (1)                   33                 (25)                (15)
------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS .......................         (153)                 (634)               (295)               (405)
===============================================================================================================================


    The accompanying notes are an integral part of the financial statements.

-----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

---------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED) AND THE YEAR ENDED
JANUARY 31, 2000

                                                                                    (IN THOUSANDS)
                                                                   --------------------------------------------
                                                                                  CAPITAL APPRECIATION
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                                                                      2/1/00 TO 7/31/00      2/1/99 TO 1/31/00
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ................................          $    (228)             $    (556)
   Net realized gain on investments ............................             19,853                 26,328
   Net change in unrealized appreciation (depreciation)
     on investments ............................................            (11,244)                14,583
---------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS ................................              8,381                 40,355
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A ...................................................                 --                     (1)
     Class B ...................................................                 --                     --
   Net realized gains:
     Class A ...................................................                 --                (14,145)
     Class B ...................................................                 --                 (1,253)
---------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .........................................                 --                (15,399)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued ...............................              4,011                  6,964
     Reinvestment of cash distributions ........................                 --                 14,145
     Cost of shares redeemed ...................................             (8,253)               (26,576)
---------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS ..................................             (4,242)                (5,467)
---------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from shares issued ...............................            258,182                353,545
     Reinvestment of cash distributions ........................                 --                  1,051
     Cost of shares redeemed ...................................           (267,914)              (352,528)
---------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS ..................................             (9,732)                 2,068
---------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ................................            (13,974)                (3,399)
---------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................             (5,593)                21,557
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period .........................................            178,053                156,496
---------------------------------------------------------------------------------------------------------------
   End of period ...............................................          $ 172,460              $ 178,053
===============================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued .............................................                179                    376
     Shares issued in lieu of cash distributions ...............                 --                    738
     Shares redeemed ...........................................               (367)                (1,436)
---------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ............................               (188)                  (322)
---------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued .............................................             11,915                 19,258
     Shares issued in lieu of cash distributions ...............                 --                     56
     Shares redeemed ...........................................            (12,375)               (19,166)
---------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ............................               (460)                   148
---------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS ....................................               (648)                  (174)
===============================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  (LOGO OMITTED)
                                                                   JULY 31, 2000
--------------------------------------------------------------------------------

                                                                               (IN THOUSANDS)
                                                              ----------------------------------------------
                                                                               EQUITY INCOME
                                                                                  PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                                  2/1/00 TO 7/31/00      2/1/99 TO 1/31/00
------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ................................     $     592             $   1,110
   Net realized gain on investments ............................         2,941                   942
   Net change in unrealized appreciation (depreciation)
     on investments ............................................        (3,934)                3,557
------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS ................................          (401)                5,609
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A ...................................................          (522)                 (994)
     Class B ...................................................           (40)                  (80)
   Net realized gains:
     Class A ...................................................            --                (1,211)
     Class B ...................................................            --                  (118)
------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .........................................          (562)               (2,403)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued ...............................         3,057                17,500
     Reinvestment of cash distributions ........................            --                 1,211
     Cost of shares redeemed ...................................        (3,813)              (10,798)
------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS ..................................          (756)                7,913
------------------------------------------------------------------------------------------------------------
   Class B:
     Proceeds from shares issued ...............................           238                 1,397
     Reinvestment of cash distributions ........................            27                   145
     Cost of shares redeemed ...................................          (620)               (2,134)
------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS ..................................          (355)                 (592)
------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ................................        (1,111)                7,321
------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................        (2,074)               10,527
------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period .........................................        68,828                58,301
------------------------------------------------------------------------------------------------------------
   End of period ...............................................     $  66,754             $  68,828
============================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued .............................................           221               1,245
     Shares issued in lieu of cash distributions ...............            --                  84
     Shares redeemed ...........................................          (273)               (745)
------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ............................           (52)                584
------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued .............................................            17                  97
     Shares issued in lieu of cash distributions ...............             2                  10
     Shares redeemed ...........................................           (44)               (146)
------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ............................           (25)                (39)
------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS ....................................           (77)                545
============================================================================================================


    The accompanying notes are an integral part of the financial statements.
                                                                              19

--------------------
FINANCIAL HIGHLIGHTS
--------------------

----------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JULY 31, 2000 (UNAUDITED) AND YEARS ENDED JANUARY 31,




                                    NET ASSET                   NET REALIZED    DISTRIBUTIONS   DISTRIBUTIONS    NET ASSET
                                     VALUE,          NET       AND UNREALIZED     FROM NET          FROM           VALUE,
                                    BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT       REALIZED        END OF
                                    OF PERIOD      INCOME      ON INVESTMENTS      INCOME           GAINS         PERIOD
----------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                               $ 1.00         $0.03          $ 0.00           $(0.03)        $ 0.00        $ 1.00
2000                                  1.00          0.05            0.00            (0.05)          0.00          1.00
1999                                  1.00          0.05            0.00            (0.05)          0.00          1.00
1998                                  1.00          0.05            0.00            (0.05)          0.00          1.00
1997                                  1.00          0.05            0.00            (0.05)          0.00          1.00
1996                                  1.00          0.06            0.00            (0.06)          0.00          1.00
CLASS B
2000*                               $ 1.00         $0.03          $ 0.00           $(0.03)        $ 0.00        $ 1.00
2000                                  1.00          0.05            0.00            (0.05)          0.00          1.00
1999                                  1.00          0.05            0.00            (0.05)          0.00          1.00
1998                                  1.00          0.05            0.00            (0.05)          0.00          1.00
1997                                  1.00          0.05            0.00            (0.05)          0.00          1.00
1996                                  1.00          0.05            0.00            (0.05)          0.00          1.00
----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                               $ 9.20         $0.24          $ 0.36           $(0.24)        $ 0.00        $ 9.56
2000                                 10.27          0.48           (0.98)           (0.52)         (0.05)         9.20
1999                                 10.32          0.49            0.06            (0.49)         (0.11)        10.27
1998                                  9.95          0.50            0.42            (0.50)         (0.05)        10.32
1997                                 10.12          0.49           (0.17)           (0.49)          0.00          9.95
1996                                  9.36          0.49            0.76            (0.49)          0.00         10.12
CLASS B
2000*                               $ 9.18         $0.23          $ 0.37           $(0.23)        $ 0.00        $ 9.55
2000                                 10.26          0.44           (0.98)           (0.49)         (0.05)         9.18
1999                                 10.32          0.47            0.05            (0.47)         (0.11)        10.26
1998                                  9.95          0.48            0.42            (0.48)         (0.05)        10.32
1997                                 10.11          0.47           (0.16)           (0.47)          0.00          9.95
1996                                  9.36          0.47            0.75            (0.47)          0.00         10.11
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                               $ 9.26         $0.29          $ 0.20           $(0.29)        $ 0.00        $ 9.46
2000                                 10.18          0.57           (0.88)           (0.57)         (0.04)         9.26
1999                                 10.17          0.56            0.17            (0.56)         (0.16)        10.18
1998                                  9.76          0.57            0.42            (0.57)         (0.01)        10.17
1997                                 10.15          0.56           (0.39)           (0.56)          0.00          9.76
1996                                  9.09          0.55            1.06            (0.55)          0.00         10.15
CLASS B
2000*                               $ 9.26         $0.27          $ 0.21           $(0.27)        $ 0.00        $ 9.47
2000                                 10.19          0.54           (0.89)           (0.54)         (0.04)         9.26
1999                                 10.18          0.54            0.17            (0.54)         (0.16)        10.19
1998                                  9.77          0.54            0.42            (0.54)         (0.01)        10.18
1997                                 10.15          0.53           (0.38)           (0.53)          0.00          9.77
1996                                  9.10          0.53            1.05            (0.53)          0.00         10.15
----------------------------------------------------------------------------------------------------------------------------

  *  For the six-month period ended July 31, 2000. All ratios for the period have been annualized.
  +  Total return is for the period indicated and has not been annualized.

                                                                  (LOGO OMITTED)
                                                                   JULY 31, 2000
                               -----------------------------------------------------------------------------------------------------
                                                                              RATIO OF        EXPENSES TO     INCOME
                                                             RATIO OF      NET INVESTMENT       AVERAGE      TO AVERAGE
                                           NET ASSETS,      EXPENSES TO        INCOME         NET ASSETS     NET ASSETS    PORTFOLIO
                                TOTAL        END OF           AVERAGE        TO AVERAGE       (EXCLUDING     (EXCLUDING     TURNOVER
                               RETURN+    PERIOD (000)      NET ASSETS       NET ASSETS        WAIVERS)       WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                           2.91%       $61,890            0.49%            5.78%            0.68%         5.59%         N/A
2000                            4.96         67,724            0.49             4.83             0.64          4.68          N/A
1999                            5.20         61,465            0.49             5.06             0.66          4.89          N/A
1998                            5.33         52,177            0.49             5.21             0.65          5.05          N/A
1997                            5.11         90,301            0.49             5.00             0.66          4.83          N/A
1996                            5.65         84,660            0.49             5.50             0.64          5.35          N/A
CLASS B
2000*                           2.79%       $12,872            0.74%            5.73%            0.93%         5.54%         N/A
2000                            4.70         13,809            0.74             4.62             0.89          4.47          N/A
1999                            4.94          4,137            0.74             4.82             0.91          4.65          N/A
1998                            5.07          6,550            0.74             4.96             0.90          4.80          N/A
1997                            4.85          7,501            0.74             4.75             0.91          4.58          N/A
1996                            5.39          6,154            0.74             5.15             0.89          5.00          N/A
---------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                           6.61%       $76,182            0.72%            5.15%            0.84%         5.03%           4%
2000                           (5.04)        74,709            0.72             4.90             0.77          4.85           10
1999                            5.47         90,228            0.72             4.77             0.79          4.70           14
1998                            9.55         85,043            0.75             5.00             0.80          4.96           17
1997                            3.35         92,619            0.75             5.01             0.85          4.91           26
1996                           13.66         36,611            0.75             5.02             0.89          4.88           43
CLASS B
2000*                           6.60%       $ 9,128            0.97%            4.90%            1.09%         4.78%           4%
2000                           (5.39)         8,790            0.97             4.65             1.02          4.60           10
1999                            5.11          9,477            0.97             4.52             1.04          4.45           14
1998                            9.28          7,658            1.00             4.74             1.05          4.70           17
1997                            3.19          6,191            1.00             4.76             1.10          4.66           26
1996                           13.26          4,312            1.00             4.78             1.14          4.64           43
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                           5.32%       $41,726            0.83%            6.14%            1.12%         5.85%           8%
2000                           (3.11)        43,315            0.83             5.89             1.11          5.61           10
1999                            7.39         51,614            0.83             5.54             1.11          5.26           11
1998                           10.44         50,100            0.83             5.77             1.05          5.55           21
1997                            1.83         59,014            0.83             5.75             1.16          5.42           46
1996                           18.14         60,228            0.83             5.68             1.11          5.40           28
CLASS B
2000*                           5.30%       $61,533            1.08%            5.89%            1.38%         5.59%           8%
2000                           (3.45)         1,732            1.08             5.64             1.36          5.36           10
1999                            7.12          2,063            1.08             5.28             1.36          5.00           11
1998                           10.16          1,519            1.08             5.52             1.30          5.30           21
1997                            1.69          1,830            1.08             5.50             1.41          5.17           46
1996                           17.72          1,167            1.08             5.39             1.36          5.11           28
---------------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

---------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JULY 31, 2000 (UNAUDITED) AND YEARS ENDED JANUARY 31,







                                NET ASSET                   NET REALIZED   DISTRIBUTIONS    DISTRIBUTIONS    NET ASSET
                                 VALUE,          NET       AND UNREALIZED     FROM NET          FROM           VALUE,
                                BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT       REALIZED        END OF
                                OF PERIOD      INCOME      ON INVESTMENTS      INCOME           GAINS         PERIOD
---------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                             $20.78      $(0.03)          $ 1.00         $ 0.00           $ 0.00          $21.75
2000                               17.89       (0.06)            5.04           0.00            (2.09)          20.78
1999                               14.05       (0.02)            5.52           0.00            (1.66)          17.89
1998                               15.38        0.03             2.52          (0.01)           (3.87)          14.05
1997                               13.31        0.00             2.86          (0.01)           (0.78)          15.38
1996                                9.57        0.01             3.93          (0.01)           (0.19)          13.31
CLASS B
2000*                             $20.36      $(0.14)          $ 1.06         $ 0.00           $ 0.00          $21.28
2000                               17.61       (0.17)            5.01           0.00            (2.09)          20.36
1999                               13.89       (0.01)            5.39           0.00            (1.66)          17.61
1998                               15.28        0.02             2.46           0.00            (3.87)          13.89
1997                               13.25       (0.03)            2.84           0.00            (0.78)          15.28
1996                                9.55       (0.01)            3.90           0.00            (0.19)          13.25
--------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                             $14.10      $ 0.12           $(0.21)        $(0.12)          $ 0.00          $13.89
2000                               13.44        0.23             0.93          (0.22)           (0.28)          14.10
1999                               12.62        0.27             1.52          (0.27)           (0.70)          13.44
1998                               11.23        0.27             1.78          (0.27)           (0.39)          12.62
1997 (1)                           10.00        0.16             1.23          (0.16)            0.00           11.23
CLASS B
2000*                             $14.10      $ 0.10           $(0.21)        $(0.10)          $ 0.00          $13.89
2000                               13.44        0.24             0.89          (0.19)           (0.28)          14.10
1999                               12.62        0.22             1.54          (0.24)           (0.70)          13.44
1998                               11.24        0.23             1.79          (0.25)           (0.39)          12.62
1997 (1)                           10.00        0.15             1.24          (0.15)            0.00           11.24
---------------------------------------------------------------------------------------------------------------------------

 * For the six-month period ended July 31, 2000. All ratios for the period have been annualized.
 +  Total return is for the period indicated and has not been annualized.
(1) Commenced operations on August 21, 1996. All ratios for the period have been annualized and total returns are for the period indicated and have not been annualized.

22



                                                                  [LOGO OMITTED]
                                                                   JULY 31, 2000
--------------------------------------------------------------------------------
                                                                                                                    RATIO OF
                                                                                           RATIO OF     NET INVESTMENT
                                                                           RATIO OF       EXPENSES TO    INCOME (LOSS)
                                                           RATIO OF      NET INVESTMENT    AVERAGE        TO AVERAGE
                                           NET ASSETS,    EXPENSES TO     INCOME (LOSS)   NET ASSETS      NET ASSETS     PORTFOLIO
                                  TOTAL      END OF        AVERAGE        TO AVERAGE     (EXCLUDING       (EXCLUDING     TURNOVER
                                 RETURN+   PERIOD (OOO)    NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)        RATE
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                               4.67%    $157,491         1.02%         (0.22)%         1.25%          (0.45)%          34%
2000                               28.81      154,385         1.02          (0.34)          1.30           (0.62)           54
1999                               42.72      138,624         1.02          (0.05)          1.28           (0.31)           74
1998                               17.12      113,048         1.02           0.09           1.28           (0.17)          118
1997                               22.06      118,873         1.02          (0.01)          1.28           (0.27)           90
1996                               41.31       99,612         1.02           0.08           1.27           (0.17)          119
CLASS B
2000*                               4.52%    $ 14,969         1.27%         (0.45)%         1.49%          (0.67)%          34%
2000                               28.47       23,668         1.27          (0.59)          1.55           (0.87)           54
1999                               42.34       17,872         1.27          (0.28)          1.53           (0.54)           74
1998                               16.76        6,021         1.27          (0.16)          1.53           (0.42)          118
1997                               21.81        4,482         1.27          (0.27)          1.53           (0.53)           90
1996                               40.88        2,233         1.27          (0.16)          1.52           (0.41)          119
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
2000*                              (0.59)%   $ 61,250         0.96%          1.78%          1.10%           1.64%           12%
2000                                8.49       62,863         0.96           1.63           1.07            1.52            15
1999                               14.69       52,095         0.96           1.97           1.09            1.84            47
1998                               18.44       48,076         1.11           2.26           1.15            2.22            68
1997 (1)                           13.98       41,580         1.20           3.27           1.25            3.22            10
CLASS B
2000*                              (0.71)%    $ 5,504         1.21%          1.53%          1.35%           1.39%           12%
2000                                8.23        5,965         1.21           1.39           1.32            1.28            15
1999                               14.43        6,206         1.21           1.72           1.34            1.59            47
1998                               18.07        3,678         1.36           2.01           1.40            1.97            68
1997 (1)                           13.98        1,504         1.45           3.02           1.50            2.97            10
-----------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------
--------------------------------------------------------------------------------
1. ORGANIZATION:

The Arbor Fund (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993, other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator"), on October 9, 1992. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's OVBFamily of Funds. The OVB Family of Funds includes the Prime Obligations Portfolio (the "Money Market Portfolio"), Government Securities Portfolio and West Virginia Tax-Exempt IncomePortfolio (the "Fixed Income Portfolios"), Capital Appreciation Portfolio and Equity Income Portfolio (the "Equity Portfolios"). The financial statements of the Portfolios are presented separately. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The Portfolios are registered to offer two classes of shares:Class A and Class B (see note 3).

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Portfolios.

SECURITY VALUATION--
Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price.Debt obligations with sixty days or less until maturity may be valued at their amortized cost.
     Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES--
It is each Portfolio's intention to continue to qualify as a regulated investment company

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME--
Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS--
The Portfolios, except the West Virginia Tax-Exempt Income Portfolio, invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

EXPENSES--
Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class B shares bear a class specific 12b-1 fee. Income, expenses and accumulated realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of relative net asset value each day.

DISTRIBUTIONS--
Distributions from net investment income for the Money Market and Fixed Income Portfolios are declared daily and paid to shareholders on a monthly basis.Distributions from net investment income for the Equity Portfolios are paid to shareholders in the form of quarterly dividends.Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles.

                                                                     (CONTINUED)

-----------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------
--------------------------------------------------------------------------------
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements, in conformity with generally accepted accounting principals, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, AND DISTRIBUTION
AGREEMENTS:

Prior to July 6, 2000, One Valley Bank, N.A. served as investment adviser to the Portfolios pursuant to an Investment Advisory Agreement. Due to the acquisition of One Valley Bank by Branch Banking & Trust Co. ("BB&T" or the "Adviser"), the Board of Trustees of the Trust approved an Interim Investment Advisory Agreement with BB&T on June 27, 2000, which became effective on July 6, 2000. On August 14, 2000, the Board of Trustees approved a new Investment Advisory Agreement with BB&T, which will replace the Interim Investment Advisory Agreement upon approval by the shareholders of each Portfolio. During the term of the Interim Investment Advisory Agreement, advisory fees paid to the Adviser will be held in escrow until such time as shareholder approval of the new Investment Advisory Agreement is obtained. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio as follows:

Prime Obligations Portfolio                   .25%
West Virginia Tax-Exempt
   Income Portfolio                           .45%
Government Securities Portfolio               .75%
Capital Appreciation Portfolio                .95%
Equity Income Portfolio                       .74%

     The Adviser has agreed to voluntarily waive a portion of its fee so that the total annual expenses of each Portfolio will not exceed the voluntary expense limitations adopted by the Adviser. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Adviser, exceed the specific limitations, the Adviser has agreed to bear such excess.Fee waivers by the Adviser are voluntary and may be terminated at any time.
     Wellington Management Company, LLP (the "Sub-Adviser") serves as the Investment Sub-Adviser to the Prime Obligations Portfolio pursuant to an Interim Sub-Advisory Agreement. On August 14, 2000, the Board of Trustees approved a new Sub-Advisory Agreement with the Sub-Adviser, which will replace the Interim Sub-Advisory Agreement upon approval by the shareholders of the Prime Obligations Portfolio. During the term of the Interim Sub-Advisory

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Agreement, sub-advisory fees paid to the Sub-Adviser will be held in escrow until such time as shareholder approval of the new Sub-Advisory Agreement is obtained. Under the Interim Sub-Advisory Agreement, the Sub-Adviser manages the Portfolio, selects investments, and places all orders for purchases and sales of the Portfolio's securities, subject to the general supervision of the Trustees of the Trust and the Adviser. For its services, the Sub-Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of .075% of the first $500 million of "managed assets" and .02% of "managed assets" in excess of $500 million. "Managed assets" are all of the Money Market Portfolio assets that the Sub-Adviser manages for the Trust, plus the assets of money market portfolios other than the Prime Obligations Portfolio. The fee paid by the Portfolio is based on its proportionate share of "managed assets."
     The Trust and the Administrator have entered into an Administration Agreement. Under terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each Portfolio. There is a minimum annual fee of $75,000 payable to the Administrator by each Portfolio. At its discretion, the Administrator may voluntarily choose not to invoke the $75,000 minimum annual fee. The Administrator also serves as the shareholder servicing agent for the Trust. Compensation for this service is paid under the Administration Agreement.
     DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a Transfer Agency Agreement with the Trust.
     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement. The Class B shares of each Portfolio have a distribution plan (the "Class B Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Distribution Agreement and the Class B Plan, the Trust will pay a fee, at an annual rate of .25% of each Portfolio's average daily net assets attributable to Class B shares to the Distributor as compensation for its services.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust and a Trustee are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

                                                                     (CONTINUED)

-----------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
-----------------------------------------
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended July 31, 2000 were as follows:

                               U.S. GOVERNMENT        OTHER INVESTMENT
                                 SECURITIES              SECURITIES
                               ---------------        ----------------
                               PURCHASES SALES        PURCHASES  SALES
PORTFOLIO                       (000)    (000)          (000)    (000)
---------                        ---      ---            ---      ---
West Virginia
  Tax-Exempt Income
  Portfolio ................    $ --     $ --          $ 3,083   $ 5,361
Government
  Securities Portfolio .....   2,543     3,785             496        --
Capital Appreciation
  Portfolio ................      --        --          55,987    62,055
Equity Income
  Portfolio ................      --        --           7,655     9,396

At July 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes.The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 2000, for each Equity and Fixed Income Portfolio is as follows:

                                                         NET
                                                      UNREALIZED
                  APPRECIATED     DEPRECIATED        APPRECIATION/
                  SECURITIES      SECURITIES        (DEPRECIATION)
PORTFOLIO            (000)          (000)               (000)
--------          -----------     -----------      ---------------
West Virginia
  Tax-Exempt
  Income
  Portfolio ...... $ 1,660         $(1,966)            $ (306)
Government
  Securities
  Portfolio ......     521          (1,376)              (855)
Capital
  Appreciation
  Portfolio ......  76,323          (3,044)            73,279
Equity
  Income
  Portfolio ......  14,392          (2,217)            12,175

6. CONCENTRATION OF CREDIT RISK:

     The West Virginia Tax-Exempt Income Portfolio invests in debt instruments of municipal issuers. Although this Portfolio monitors investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

[GRAPHIC OMITTED]

THE OVB FUNDS
PORTFOLIOS OF THE ARBOR FUND
--------------------------------------------------------------------------------





INVESTMENT ADVISER:

Branch Banking & Trust Co.
434 Fayetteville Street
Raleigh, NC 29576

DISTRIBUTOR:

SEI Investments Distribution Co.
Oaks, PA 19456

SEI Investments Distribution Co., the Distributor of The OVB Funds, is not affiliated with Branch Banking & Trust Co.
serves as Investment Adviser for the OVB Funds.

This material must be preceded or accompanied by a current prospectus.

FOR MORE INFORMATION, CALL:

1-800-545-6331


                                                                    OVB-F-008-07